 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending May 31, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
5/10/04	Shares of beneficial interest	30,000	8.29	9.38	Merrill Lynch
5/11/04	Shares of beneficial interest	30,000	8.25	9.39	Merrill Lynch
5/13/04	Shares of beneficial interest	30,000	8.27	9.30	Merrill Lynch
5/14/04	Shares of beneficial interest	14,600	8.35	9.32	Merrill Lynch
5/17/04	Shares of beneficial interest	6,900	8.32	9.35	Merrill Lynch
5/18/04	Shares of beneficial interest	31,000	8.41	9.36	Merrill Lynch
5/28/04	Shares of beneficial interest	29,000	8.51	9.43	Merrill Lynch

Total Shares Repurchased: 171,500

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management